Debt, cash and cash equivalents and lease liabilities - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024 EUR (€) performance_indicator currency credit_facility shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€) program credit_facility bond	Dec. 31, 2024 USD ($) performance_indicator currency credit_facility shares	Mar. 31, 2023 EUR (€)	Mar. 31, 2018 EUR (€)
Disclosure of detailed information about borrowings [line items]
Number of bond issues redeemed | bond			1
Number of credit facilities | credit_facility	2		2	2
Number of sustainable development performance indicators | performance_indicator	2			2
Number of commercial paper programs | program			2
Number of currencies debt is issued in | currency	2			2
Sanofi Euro Medium Term Notes (EMTN) bonds | Weighted average interest rate before derivative instruments
Disclosure of detailed information about borrowings [line items]
Annual interest rate	1.70%			1.70%
Cash and cash equivalents, invested rate	4.20%			4.20%
Sanofi Euro Medium Term Notes (EMTN) bonds | Weighted average interest rate after derivative instruments
Disclosure of detailed information about borrowings [line items]
Annual interest rate	2.10%			2.10%
Cash and cash equivalents, invested rate	4.10%			4.10%
€1,750 million bonds maturing March 2023
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable						€ 600,000,000
€4 billion facility maturing March 2029
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable	€ 4,000,000,000
€4 billion facility maturing March 2029 | Sanofi Euro Medium Term Notes (EMTN) bonds
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable			€ 4,000,000,000
€4 billion facility maturing December 2027
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable	€ 4,000,000,000
€4 billion facility maturing December 2027 | Sanofi Euro Medium Term Notes (EMTN) bonds
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable			€ 4,000,000,000
1983 to 1987 participating shares issued | Sanofi Euro Medium Term Notes (EMTN) bonds
Disclosure of detailed information about borrowings [line items]
Number of participating shares outstanding (in shares) | shares	57,844			57,844
Participating shares carrying amount	€ 9,000,000
Commercial paper program in France | Sanofi Euro Medium Term Notes (EMTN) bonds
Disclosure of detailed information about borrowings [line items]
Commercial paper programs	6,000,000,000
Borrowing, average drawdown	0.1
Borrowing, maximum drawdown	€ 0.4
Commercial paper program in USA | Sanofi Euro Medium Term Notes (EMTN) bonds
Disclosure of detailed information about borrowings [line items]
Commercial paper programs | $				$ 10,000,000,000
Borrowing, average drawdown | $		$ 5.8
Borrowing, maximum drawdown | $		$ 8.9
Borrowing, drawdown | $				$ 1.3
Syndicated Credit Facility One
Disclosure of detailed information about borrowings [line items]
Credit facilities, amount drawable					€ 4,000,000,000